Business combinations, acquisitions, non-controlling interest and spin-off, Acquisitions 2023 (Details) $ in Thousands, $ in Millions		12 Months Ended
	Nov. 29, 2023	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Jul. 24, 2023
Acquisition [Abstract]
Disbursement payment for acquisition transactions		$ 0	$ 0	$ 72,513	$ 459,750
Payment from changes in ownership interests in subsidiaries		$ 440,849	$ 25	$ 2,310,084	6,263,945
Business Acquisitions 2023 [Member]
Acquisition [Abstract]
Disbursement payment for acquisition transactions					6,214,643
Business Acquisitions 2023 [Member] | Non-controlling interests [member]
Acquisition [Abstract]
Payment from changes in ownership interests in subsidiaries					$ 49,302
Business Acquisitions 2023 [Member] | Telekom Austria AG [Member]
Acquisition [Abstract]
Ownership interest in subsidiary	58.40%
Business Acquisitions 2023 [Member] | America Movil B.V. [Member]
Acquisition [Abstract]
Percentage of voting rights in subsidiary acquired during the period	1.85%					5.55%